Financial instruments and financial risk management (Details 1) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]	$ 28,750	$ 20,549
Trade receivables
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]	28,750	20,549
Trade receivables | Level 1
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]
Trade receivables | Level 2
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]	28,750	20,549
Trade receivables | Level 3
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]

[1]	Trade receivables exclude sales and income tax receivables.